OTHER INCOME AND OTHER EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income:
Recovery of expenses	$ 0.0	$ 150.0	$ 0.0
Revenue from contractual fines	39.9	11.3	8.7
Reimbursement of expenses	8.8	8.8	18.8
Tax credit revenues	12.5	41.4	29.9
Defense billing tax	0.0	0.0	14.9
Taxes on other revenues	(17.1)	(14.2)	(12.5)
Royalties	29.0	25.1	19.8
Reversals of provisions and contingencies	0.0	17.9	1.0
Revenues related to property, plant and equipment	15.6	9.9	17.1
Sale of interest in subsidiary	0.0	0.0	36.6
Other revenues	12.5	15.9	36.4
Total other income	101.2	266.1	170.7
Other operating expense:
Projects and innovation	(109.9)	(101.0)	(93.0)
Operational safety and aircraft fleet costs	(12.5)	(11.8)	(13.7)
Taxes, Fines and Penalties	(11.2)	(11.7)	(4.9)
Training and development	(8.0)	(3.4)	(3.8)
Provisions and contingencies	(4.9)	(13.3)	(3.0)
Royalties	(4.8)	(2.0)	(1.1)
Warrants	0.0	(1.9)	0.0
Idle capacity costs	(1.8)	0.0	0.0
Disposal of fixed assets	0.0	0.0	(9.8)
Other expenses	(31.9)	(17.6)	(47.0)
Total other expenses	$ (185.0)	$ (162.7)	$ (176.3)